Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Property, Plant and Equipment Estimated Useful Lives
Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	10 to 50
Buildings Improvements	3 to 25
Leasehold Improvements	5 to 40
Machinery and Equipment	1 to 30

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share
Basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2019	2018	2017
Basic common shares outstanding	441.9	441.2	442.7
Dilutive effect of stock awards	1.1	1.1	1.2
Diluted common shares outstanding	443.0	442.3	443.9

(US dollars)	2019	2018	2017
Net income per share - basic	0.52	0.33	0.62
Net income per share - diluted	0.52	0.33	0.62

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
In accordance with disclosure requirements of this new accounting standard, the impact of adoption on the consolidated statements of cash flows was as follows:

	Year ended 31 March 2018
(Millions of US dollars)	As reported	ASU 2016-18 Adjustment	As adjusted
Cash and cash equivalents at the beginning of the period	$78.9	$113.9	$192.8
Cash and cash equivalents at the end of the period	281.6	31.6	313.2

Restricted cash - Asbestos	95.2	(95.2)	—
Payment to AICF	(102.2)	102.2	—
Asbestos liability	(104.4)	104.4	—
Asbestos claims paid	—	(104.4)	(104.4)
Net cash provided by operating activities	295.0	7.0	302.0
Purchase of investments - Asbestos	—	(78.4)	(78.4)
Proceeds from investments - Asbestos	—	40.0	40.0
Net cash used in investing activities	(200.6)	(38.4)	(239.0)
Repayments of NSW Loan - Asbestos	—	(51.9)	(51.9)
Net cash used in financing activities	112.5	(51.9)	60.6

Effects of exchange rate changes on cash	(4.2)	1.0	(3.2)

	Year ended 31 March 2017
(Millions of US dollars)	As reported	ASU 2016-18 Adjustment	As adjusted
Cash and cash equivalents at the beginning of the period	$107.1	$22.0	$129.1
Cash and cash equivalents at the end of the period	78.9	113.9	192.8

Restricted cash - Asbestos	0.9	(0.9)	—
Payment to AICF	(91.1)	91.1	—
Asbestos liability	(92.0)	92.0	—
Asbestos claims paid	—	(91.8)	(91.8)
Net cash provided by operating activities	292.1	90.4	382.5
Proceeds from NSW Loan - Asbestos	—	77.0	77.0
Repayments of NSW Loan - Asbestos	—	(74.3)	(74.3)
Net cash used in financing activities	(212.7)	2.7	(210.0)

Effects of exchange rate changes on cash	1.4	(1.2)	0.2